Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000011741
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000011740
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000011752
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000011751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000011754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000011753
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000011764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000097939
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000011757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000011758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
Without Sales Load [Member] | C000011741
Average Annual Return [Line Items]
Average Annual Return, Percent	12.58%	(5.36%)	14.16%
Without Sales Load [Member] | C000011740
Average Annual Return [Line Items]
Average Annual Return, Percent	12.44%	(5.46%)	14.04%
Without Sales Load [Member] | C000011752
Average Annual Return [Line Items]
Average Annual Return, Percent	15.33%	2.70%	4.51%
Without Sales Load [Member] | C000011751
Average Annual Return [Line Items]
Average Annual Return, Percent	15.24%	2.66%	4.46%
Without Sales Load [Member] | C000011754
Average Annual Return [Line Items]
Average Annual Return, Percent	32.96%	4.37%	7.27%
Without Sales Load [Member] | C000011753
Average Annual Return [Line Items]
Average Annual Return, Percent	32.90%	4.32%	7.21%
Without Sales Load [Member] | C000011764
Average Annual Return [Line Items]
Average Annual Return, Percent	17.40%	5.31%	6.85%
Without Sales Load [Member] | C000097939
Average Annual Return [Line Items]
Average Annual Return, Percent	17.36%	5.21%	6.75%
Without Sales Load [Member] | C000011757
Average Annual Return [Line Items]
Average Annual Return, Percent	35.72%	3.41%	17.76%
Without Sales Load [Member] | C000011758
Average Annual Return [Line Items]
Average Annual Return, Percent	35.38%	3.15%	17.46%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Morgan Stanley (SSB US) Index: J.P. Morgan Emerging Markets Bond Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Global Diversified Index
Average Annual Return, Percent	14.30%	1.78%	4.40%
Morgan Stanley (SSB US) Index: J.P. Morgan Emerging Markets Bond Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Global Diversified Index
Average Annual Return, Percent	14.30%	1.78%	4.40%
Morgan Stanley Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%	4.20%	8.42%
Morgan Stanley Index: MSCI All Country World Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.34%	11.19%	11.72%
Morgan Stanley Index: MSCI All Country World Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.34%	11.19%	11.72%
Morgan Stanley Index: Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.37%	13.59%	14.59%
Morgan Stanley Index: Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.37%	13.59%	14.59%
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	8.66%	6.65%	12.49%
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	8.66%	6.65%	12.49%
Morgan Stanley Index: Emerging Markets Debt Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Blended Index
Average Annual Return, Percent	14.30%	1.78%	4.22%
Morgan Stanley Index: Emerging Markets Debt Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Blended Index
Average Annual Return, Percent	14.30%	1.78%	4.22%
Morgan Stanley Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%	4.20%	8.42%
Morgan Stanley Index: Custom MSIM Global Allocation
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Average Annual Return, Percent	16.60%	5.79%	7.57%
Morgan Stanley Index: Custom MSIM Global Allocation
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Average Annual Return, Percent	16.60%	5.79%	7.57%
Morgan Stanley Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%
Morgan Stanley Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%